Income tax benefit/(expense) - Disclosure of reconciliation of deferred income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Deferred tax liability (asset), at beginning of period	€ 4,943	€ 2,292	€ 5,158
Exchange differences	(294)	171	529
Income statement charge / (credit)	(1,695)	2,480	(3,395)
Deferred tax liability (asset), at end of period	€ 2,954	€ 4,943	€ 2,292